Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full [Member] - EUR (€)
€ in Millions
		Dec. 31, 2018	Dec. 31, 2017
Carrying value [Member]
Loans
Securitization notes		€ 372	€ 270
Other		14	13
Total loans		385	284
Financial assets held at Fair Value through the P&L:
Securitization notes		22	0
Non-standard Interest Rate, cross-currency or inflation-linked swap		5	36
Total financial assets at fair value through profit or loss		27	36
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		112	0
Other		0	0
Total financial assets at fair value through other comprehensive income		112	0
Total financial assets representing on-going involvement		524	320
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		61	67
Total financial liabilities representing on-going involvement		61	67
Fair value [Member]
Loans
Securitization notes		372	270
Other		14	13
Total loans		385	284
Financial assets held at Fair Value through the P&L:
Securitization notes		22	0
Non-standard Interest Rate, cross-currency or inflation-linked swap		5	36
Total financial assets at fair value through profit or loss		27	36
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		112	0
Other		0	0
Total financial assets at fair value through other comprehensive income		112	0
Total financial assets representing on-going involvement		524	320
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		61	67
Total financial liabilities representing on-going involvement		61	67
Maximum Exposure to Loss [Member]
Loans
Securitization notes	[1]	372	270
Other	[1]	14	13
Total loans	[1]	385	284
Financial assets held at Fair Value through the P&L:
Securitization notes	[1]	22	0
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	5	36
Total financial assets at fair value through profit or loss	[1]	27	36
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes	[1]	112	0
Other	[1]	0	0
Total financial assets at fair value through other comprehensive income	[1]	112	0
Total financial assets representing on-going involvement	[1]	524	320
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial liabilities representing on-going involvement	[1]	€ 0	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.